Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Granting Practices
The Compensation Committee has not granted stock options since the Company’s inception in 2014. The Compensation Committee does not take material non-public information into account when determining the timing and terms of equity awards. Stock options or other equity grants could be awarded on an off-cycle basis, including to new hires. The Company has not timed the disclosure of material non-public information to affect the value of executive compensation.

Award Timing Method	The Compensation Committee has not granted stock options since the Company’s inception in 2014.
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Compensation Committee does not take material non-public information into account when determining the timing and terms of equity awards.The Company has not timed the disclosure of material non-public information to affect the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false